Real Estate Owned (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Real Estate [Abstract]
Summary of real estate owned
The following table summarizes the Company's real estate owned asset as of June 30, 2021 (dollars in thousands):

Acquisition Date	Property Type	Primary Location(s)	Land	Building and Improvements	Furniture, Fixtures and Equipment	Accumulated Depreciation	Real Estate Owned, net
October 2019 (1)(2)	Office	Jeffersonville, IN	$1,887	$21,989	$3,565	$(1,330)	$26,111
			$1,887	$21,989	$3,565	$(1,330)	$26,111

(1)	See Note 2 - Summary of Significant Accounting Policies.
(2)	Represents asset designated as held for sale within the Company's consolidated balance sheets.

The following table summarizes the Company's real estate owned asset as of December 31, 2020 (dollars in thousands):

Acquisition Date	Property Type	Primary Location(s)	Land	Building and Improvements	Furniture, Fixtures and Equipment	Accumulated Depreciation	Real Estate Owned, net
October 2019 (1)	Office	Jeffersonville, IN	$1,887	$21,989	$3,565	$(931)	$26,510
			$1,887	$21,989	$3,565	$(931)	$26,510

(1)	See Note 2 - Summary of Significant Accounting Policies.

The following table summarizes the Company’s real estate owned assets as of December 31, 2020 (dollars in thousands):

As of December 31, 2020
Acquisition Date	Property Type	Primary Location(s)	Land	Building and Improvements	Furniture, Fixtures and Equipment	Accumulated Depreciation	Real Estate Owned, net
October 2019 (1)	Office	Jeffersonville, IN	$1,887	$21,989	$3,565	$(931)	$26,510
			$1,887	$21,989	$3,565	$(931)	$26,510

(1)	Refer to Note 2 for the useful life of the above assets.

The following table summarizes the Company’s real estate owned assets as of December 31, 2019 (dollars in thousands):

As of December 31, 2019
Acquisition Date	Property Type	Primary Location(s)	Land	Building and Improvements	Furniture, Fixtures and Equipment	Accumulated Depreciation	Real Estate Owned, net
August 2019 (1)(2)	Hotel	Chicago, IL	$—	$8,110	$—	$(86)	$8,024
October 2019 (1)	Office	Jeffersonville, IN	1,887	25,554	—	(133)	$27,309
			$1,887	$33,664	$—	$(219)	$35,333

(1)	Refer to Note 2 for the useful life of the above assets.
(2)	Represents assets acquired by the Company by completing a deed-in-lieu of foreclosure transaction.